Fair Value Measurements - Summary of Company's Financial Assets and Liabilities that were Accounted for at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013
Liabilities
Interest rate swap contracts included in Accounts Payable	$ 1.3
Fair Value Measurements, Recurring [Member]
Assets
Cash and cash equivalents	153.7
Restricted cash and cash equivalents	131.4
Restricted short-term investments	7.1
Total Assets	292.2
Liabilities
Interest rate swap contracts included in Accounts Payable	1.3
Total Liabilities	1.3
Level 1 [Member] | Fair Value Measurements, Recurring [Member]
Assets
Cash and cash equivalents	153.7
Restricted cash and cash equivalents	131.4
Restricted short-term investments
Total Assets	285.1
Liabilities
Interest rate swap contracts included in Accounts Payable
Total Liabilities
Level 2 [Member] | Fair Value Measurements, Recurring [Member]
Assets
Cash and cash equivalents
Restricted cash and cash equivalents
Restricted short-term investments	7.1
Total Assets	7.1
Liabilities
Interest rate swap contracts included in Accounts Payable	1.3
Total Liabilities	1.3
Level 3 [Member] | Fair Value Measurements, Recurring [Member]
Assets
Cash and cash equivalents
Restricted cash and cash equivalents
Restricted short-term investments
Total Assets
Liabilities
Interest rate swap contracts included in Accounts Payable
Total Liabilities